Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 79.0	$ 69.9
Accumulated amortization	36.2	28.9
Other intangible assets, net	$ 42.8	41.0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 53.5	44.4
Accumulated amortization	15.4	9.7
Other intangible assets, net	38.1	34.7
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25.5	25.5
Accumulated amortization	20.8	19.2
Other intangible assets, net	$ 4.7	$ 6.3
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years